Intangible Assets, Net - Summary of Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite Lived Intangible Assets [Line Items]
Total	¥ 1,985,787	¥ 1,985,787
Less: accumulated amortization	(1,234,212)	(909,976)
Less: accumulated impairment loss	(206,925)
Intangible assets	544,650	1,075,811
Business Cooperation Agreement
Finite Lived Intangible Assets [Line Items]
Total	1,554,046	1,554,046
Brand Names
Finite Lived Intangible Assets [Line Items]
Total	321,000	321,000
NCC
Finite Lived Intangible Assets [Line Items]
Total	79,141	79,141
Technology/platform
Finite Lived Intangible Assets [Line Items]
Total	¥ 31,600	¥ 31,600